Schedule of Investments (unaudited)	iShares® U.S. Energy ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electrical Equipment — 1.3%
ChargePoint Holdings Inc.(a)(b)	479,512	$6,641,241
Fluence Energy Inc.(a)(b)	73,523	1,374,880
Plug Power Inc.(a)(b)	1,096,682	23,984,435
Shoals Technologies Group Inc., Class A(a)(b)	223,575	3,769,475
		35,770,031
Energy Equipment & Services — 8.2%
Baker Hughes Co.	1,579,100	43,330,504
Halliburton Co.	1,898,221	58,351,314
NOV Inc.	835,551	13,719,747
Schlumberger NV	3,085,671	120,557,166
		235,958,731
Oil, Gas & Consumable Fuels — 88.2%
Antero Midstream Corp.	716,249	7,126,677
APA Corp.	777,696	25,827,284
Cheniere Energy Inc.	501,771	56,148,175
Chevron Corp.	3,711,558	487,438,912
ConocoPhillips.	2,630,622	233,125,722
Continental Resources Inc./OK	140,274	7,285,832
Coterra Energy Inc.	1,706,859	37,380,212
Devon Energy Corp.	1,450,072	73,330,141
Diamondback Energy Inc.	387,123	48,839,438
DTE Midstream LLC(a)	206,603	10,681,375
EOG Resources Inc.	1,234,587	137,631,759
EQT Corp.(a)	654,382	13,905,617
Exxon Mobil Corp.	8,101,286	615,373,685
Hess Corp.	594,412	54,858,283
HollyFrontier Corp.	321,088	11,289,454
Kinder Morgan Inc.	4,181,222	72,586,014
Marathon Oil Corp.	1,660,780	32,335,387
Marathon Petroleum Corp.	1,342,300	96,310,025
New Fortress Energy Inc.	57,864	1,270,693
Occidental Petroleum Corp.(b)	1,810,371	68,196,676
ONEOK Inc.	950,346	57,666,995
Phillips 66	940,181	79,717,947
Pioneer Natural Resources Co.	482,159	105,539,783
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	482,813	$28,524,592
Texas Pacific Land Corp.	12,641	13,589,075
Valero Energy Corp.	874,312	72,541,667
Williams Companies Inc. (The)	2,623,958	78,561,302
		2,527,082,722
Semiconductors & Semiconductor Equipment — 2.0%
Enphase Energy Inc.(a)	282,542	39,688,675
First Solar Inc.(a)(b)	227,224	17,809,817
		57,498,492

Total Common Stocks — 99.7%
(Cost: $2,306,292,451)		2,856,309,976

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	27,051,203	27,059,319
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	6,960,000	6,960,000
		34,019,319

Total Short-Term Investments — 1.2%
(Cost: $34,019,319)		34,019,319

Total Investments in Securities — 100.9%
(Cost: $2,340,311,770)		2,890,329,295

Other Assets, Less Liabilities — (0.9)%		(25,210,005)

Net Assets — 100.0%		$2,865,119,290

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$27,064,815	(a)	$—	$(5,496)	$—	$27,059,319	27,051,203	$17,014	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,640,000	3,320,000	(a)	—	—	—	6,960,000	6,960,000	207		—
					$(5,496)	$—	$34,019,319		$17,221		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Energy ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	129	03/18/22	$8,856	$1,074,815

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$2,856,309,976	$—	$—	$2,856,309,976
Money Market Funds	34,019,319	—	—	34,019,319
	$2,890,329,295	$—	$—	$2,890,329,295
Derivative financial instruments(a)
Assets
Futures Contracts	$1,074,815	$—	$—	$1,074,815

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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